UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER
                 THE SECURITIES ACT OF 1933                   [X]
               Pre-Effective Amendment No.                    [ ]
                                           ------
               Post-Effective Amendment No.   21              [X]
                                            ------
                                     and/or
               REGISTRATION STATEMENT UNDER
                 THE INVESTMENT COMPANY ACT OF 1940            [X]
               Amendment No.   27
                             ------
                        (Check Appropriate Box or Boxes)

                             Ameritor Security Trust
               (Exact Name of Registrant as Specified in Charter)

                       4400 MacArthur Blvd. NW, Suite 301
                             Washington, D.C. 20007
                    (Address of principal Executive Offices)

                                 (800) 424-8570
              (Registrant's Telephone Number, Including Area Code)

                                  Jerome Kinney
                       4400 MacArthur Blvd. NW, Suite 301
                             Washington, D.C. 20007
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                           THE AMERITOR SECURITY TRUST

                        Shepherd Class Shares Prospectus

--------------------------------------------------------------------------------

                                October 31, 2002

--------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission and the Securities and Exchange Commission has not determined if this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

              Shepherd Class shares of the Fund are offered through

                         CULLUM & BURKS SECURITIES, INC.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                       Page No.
                                                                       --------
--------------------------------------------------------------------------------
Investment Objective, Strategies, and Risks. . . . . . . . . . .
--------------------------------------------------------------------------------
Risk/Return Bar Chart and Table . .. . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Fees and Expenses of the Fund. . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Management, Organization, and Capital Structure. . . . . . . . .
--------------------------------------------------------------------------------
Shareholder Information . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Purchase of Fund Shares
--------------------------------------------------------------------------------
Redemption  of Fund Shares . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Dividends and Distributions. . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Tax Status and Consequences. . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Distribution Arrangements
--------------------------------------------------------------------------------
Financial Highlights. . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------

                   INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
                   -------------------------------------------

INVESTMENT OBJECTIVE: growth of capital. The Fund's investment objective may be changed by a vote of the Trustees of the Fund at any time without a vote of the shareholders of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:
--------------------------------

     The Fund invests primarily in the equity securities of small capitalization companies, which the Adviser defines as companies with market capitalizations of $2 billion and less at the time they are purchased. The Adviser seeks companies which, in its opinion, have expanding operating and earnings momentum, offer the potential for growth of capital, and meet the Fund's investment and social criteria. In selecting securities for the Fund, the Adviser looks for companies in the early stages of a period of accelerating operating and earnings momentum. Operating and earnings momentum, according to the Adviser, is derived from a market imbalance between supply and demand. The Adviser will focus on companies whose pricing power, short-term execution and trends are expanding within a current market cycle.

     The Adviser uses a combination of technical and fundamental analysis to guide its investments. Technical factors considered by the Adviser include: a company's strength relative to the market and its annual reports and quarterly press releases, and analyst's reports and industry research. Fundamental factors considered by the Adviser include: concentration in an industry and an industry's capacity for growth, capital investment, pricing, inventory/sales, and gross profit trend.

     The Adviser has adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. To that end, the Fund's Adviser uses a "values-based" non-financial investment analysis intended to specifically seek out companies that support positive values such as the respect for human life and dignity, responsible management, and environmental stewardship. The Fund also seeks to identify and invest in those companies that support traditional pro-family values.

     The Fund seeks to avoid investing in companies that the Adviser determines to be engaged in or to be making charitable contributions to the pornography, gambling, alcohol, tobacco, or abortion industries, as well as companies that make contributions to political organizations that undermine traditional American family values. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve the Adviser's subjective judgment. The Board of Trustees may change any social criteria without shareholder approval.

     The Adviser sells securities that it considers to be in the late stages of an operating or earnings cycle, or if the issuing company engages in activities that are inconsistent with the Adviser's social screen.

     In response to unfavorable market, economic, political or other conditions, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include (i) high-grade debt securities of all types,
(ii) U.S. Government securities, and (iii) repurchase agreements. If the Fund invests substantially in such instruments, the Fund may not be pursuing its principal investment strategies and the Fund may not achieve its investment objective.

                                 PRINCIPAL RISKS
                                 ---------------

     There is no assurance that the Fund will meet its investment objective; investors could lose money by investing in the Fund.

     GENERAL. The Fund will normally have substantially all of its assets invested in equity securities (e.g., common stocks), thereby subjecting the Fund to all of the risks of investing in the stock market. It is impossible for the Adviser to predict future movement of the stock market or of the economy as a whole. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The Fund may experience a substantial or complete loss on an individual stock.

     In addition, the Fund is not restricted in the investment vehicles and techniques that it may use, some of which are highly specialized and involve significant risks. Therefore, it is not designed for investors seeking safety, liquidity, preservation of capital, or current income, and should not be used for short-term trading. The Fund is intended to serve as one component of an investment program designed to accumulate assets for retirement, college tuition, or other long-term goals.

     STOCKS. The value of equity securities fluctuates daily and is affected by developments in the stock market and the economy generally, political and regulatory changes, and changes in the financial condition of an issuer. Regulatory changes that affect only a certain sector of the economy may drive down the price of stocks issued within that sector. If the Fund is heavily invested in that particular sector, the value of its portfolio would decrease.

     NON-DIVERSIFIED STATUS. Because the Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, a significant percentage of the Fund's assets may be invested in the securities of a single issuer. Therefore, the value of the Fund's portfolio may be more affected by a single economic, political, or regulatory event than would the portfolio of a more diversified fund.

     SMALL COMPANY STOCKS. Investing in the securities of smaller companies involves special risks. Among other things, the prices of securities of small companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

     In addition, it is anticipated that some of the Fund's portfolio securities may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

     Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small companies have limited or untested product lines, limited markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise, or vice versa.

     INVESTMENT RESTRICTIONS. The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with its values-based principles.

     Investing in accordance with the Adviser's values-based non-financial investment analysis may limit the investment opportunities available to the Fund more than is customary for other mutual funds. The Fund may have to forego attractive investment opportunities to remain consistent with its view of values-based principles. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments. Furthermore, if subsequent to an investment the Adviser determines the security is inconsistent with values-based principles, the Fund may have to divest the securities at a disadvantageous time, which may have an adverse impact on the Fund's performance. By reason of such principles, the Fund's investments will be limited generally to equity securities held outright, or "long" positions, with substantially all of the Fund's investments at risk to the market.

                         RISK/RETURN BAR CHART AND TABLE
                         -------------------------------

     The bar chart and table shown below provide an indication of the risks of investing in Class 1 of the Fund by showing (on a calendar year basis) changes in Class 1's annual total return from year to year and by showing (on a calendar year basis) how the Class 1's average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund may perform in the future. In March 2002, the Fund changed its primary investments from the equity securities of growth companies to the equity securities of small capitalization companies. In May 2002, the Adviser adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. Class 1 shares are not currently offered for sale. Shepherd Class shares were first offered for sale as of the date of this prospectus.

                           Year to Year Total Returns (as of December 31) - Class 1 Shares
                           ---------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
   60%                                                                          59.46
                                                                                 XXX
-------------------------------------------------------------------------------------------------------------------------
   50%                                                                           XXX
                                                                                 XXX
-------------------------------------------------------------------------------------------------------------------------
   40%                                                                           XXX       41.53
                                                                                 XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   30%                                                                           XXX        XXX
                                                                                 XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   20%                                                                           XXX        XXX
                                                         15.38                   XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   10%        5.63      10.67                             XXX                    XXX        XXX
              XXX        XXX                              XXX                    XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
    0                               XXX        XXX                    XXX                              XXX        XXX
                                    XXX       -1.52                  -1.33                             XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   -10%                             XXX                                                                XXX        XXX
                                    XXX                                                                XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   -20%                           -20.48                                                               XXX        XXX
                                                                                                     -28.95       XXX
-------------------------------------------------------------------------------------------------------------------------
   -30%                                                                                                           XXX
                                                                                                                  XXX
-------------------------------------------------------------------------------------------------------------------------
   -40%                                                                                                           XXX
                                                                                                                  XXX
-------------------------------------------------------------------------------------------------------------------------
   -50%                                                                                                         -50.45
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
              1992      1993       1994       1995        1996       1997        1998       1999      2000       2001
-------------------------------------------------------------------------------------------------------------------------

o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 13.27% (quarter ended June 30, 1998).

o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was -24.24% (quarter ended March 31, 2001).

o The year-to-date return as of the most recent calendar quarter was 8.33% (quarter ended September 30, 2002).

                  AVERAGE ANNUAL TOTAL RETURNS -CLASS 1 ONLY**

(For the periods ended December 31, 2001)

                                                   1 year          5 years         10 years
                                                   ------          -------         --------
Return Before Taxes                                (50.45)%        (1.99)%         (1.87)%

Return after Taxes on Distributions                (50.45)%        (2.24)%         (2.00)%

Return after Taxes on Distributions and Sale of    (30.72)%        (1.25)%         (1.31)%
Fund Shares

S&P 500 Index* (reflects no deduction for fees,    (11.89)%        10.71%          12.95%
expenses or taxes)

*The S&P 500 Index is the Standard & Poor's Composite Stock Price Index of 500 Stocks and is a widely recognized unmanaged index of common stock prices.

**The returns shown above are for Class 1 shares only, which are not currently offered for sale. Class 1 shares and Shepherd Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

     The returns shown above include the effect of reinvesting dividends and capital gains. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Because actual after-tax returns depend on a shareholder's tax situation, returns may vary from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          Fees and Expenses Of The Fund
                          -----------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold Shepherd Class shares of the Fund.


------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        4.75%(1)
--------------------------------------------------------------------------------
Redemption Fee (2)                                                        None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets) as a Percentage of Average Net Assets

       -------------------------------------------------------------------------
                                                               Shepherd Class
       -------------------------------------------------------------------------
       Management Fees                                             1.00%
       -------------------------------------------------------------------------
       Distribution and Service (12b-1) Fee                        0.25%
       -------------------------------------------------------------------------
       Other Expenses                                              10.79%
       -------------------------------------------------------------------------
       Total Annual Fund Operating Expenses                        12.04%
       -------------------------------------------------------------------------

(1) For sales of $100,000 or more, the sales load on Shepherd Class shares is reduced as described in "Distribution Arrangements."
(2) The Fund imposes a service charge on wire redemptions of less than $5,000.

EXAMPLE: This example is intended to help you compare the cost of investing in Shepherd Class shares of the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in Shepherd Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                           1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
     Shepherd Class        $1,581         $3,566          $5,281         $8,618
--------------------------------------------------------------------------------

This  example  reflects   Shepherd  Class's  4.75%  sales  charge  imposed  upon
purchases.

                 MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE
                 -----------------------------------------------

INVESTMENT ADVISER
------------------

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation which has its principal offices at 4400 MacArthur Boulevard, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Adviser has principally engaged in the business of providing continuous investment supervision for the Fund and other investment companies. Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees.

     Paul Dietrich of Nye, Parnell & Emerson Capital Management ("Nye Parnell") serves as a consultant to the Adviser since 2000 and is primarily responsible for the day-to-day management of the Fund's portfolio. Since 1999, Mr. Dietrich has been the Chairman, Managing Director, and Chief Investment Officer of Nye Parnell, 1630 Duke Street, Suite 200, Alexandria, Virginia, 22314. In addition, he has been President of Eton Court Asset Management Ltd. since 1989. In 1995, he founded Meridian Emerging Markets, Ltd., a provider of global emerging markets company financial information. He is also an international corporate attorney and was formerly associated with two Washington, DC law firms.

     As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. For the fiscal year ended June 30, 2002, the Fund paid the Adviser a fee equal to 1.00% of the Fund's average net assets. The Adviser also receives certain other fees, which are described in the Statement of Additional Information.

ORGANIZATION AND CAPITAL STRUCTURE
----------------------------------

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding two classes of shares of beneficial interest:
Class 1 and Shepherd Class. Only Shepherd Class is currently offered. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions paid by the Fund, and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares, except that, pursuant to the Trust Indenture, fractional shares do not have the right to vote. Matters that require a shareholder vote and pertain to only one class of shares, such as approval of a 12b-1 plan, will be voted on by only the shareholders of the affected class. Shareholders of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of the Fund shall be subject to any liability to any person in connection with the property or affairs of the Fund.

     In addition, the governing documents of the Fund contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds including: (a) trustees hold office for a term of unlimited duration; (b) shareholders are entitled to vote for or against any amendments to the Trust Indenture, only in very limited circumstances; (c) shareholders are not entitled to vote for or against a termination of the Fund; and (d) except as otherwise required by law, shareholders may call special meetings only upon a vote of 90% of the outstanding shares. Shareholders of the Fund have certain rights with respect to removal of Trustees. Under these provisions, Trustees may be removed only by declaration, by a vote of two-thirds of the Fund's outstanding shares, or by a vote of 90% of the remaining Trustees. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Trustees shall also render assistance to shareholders in accordance with Section 16c of the 1940 Act.

     Please refer to the Fund's SAI for a general discussion of additional material provisions of the Restated Trust Indenture of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

     Shepherd Class's net asset value per share ("NAV") is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) only on days when the New York Stock Exchange is open for business. The New York Stock Exchange is open for business Monday through Friday, and closed on weekends and certain holidays. Fund shares are bought and sold at the NAV next calculated after the buy or sell order is placed. Although the identical procedure is used to calculate each class's NAV, the NAVs will differ because of distribution and other variable expenses that are allocated to each class.

     Shepherd Class's NAV is computed by dividing the value of that class's net assets (i.e., the value of the class's assets less its liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value. Securities traded on foreign exchanges may experience price fluctuations on days that the Fund is not open for business. Therefore, the Fund's net asset value per share and the value of shareholder accounts may change on days that shareholders are unable to purchase or redeem shares.

                             PURCHASE OF FUND SHARES
                             -----------------------

     Shepherd Class shares are continuously offered at their offering price, which is determined by applying a 4.75% sales charge to their NAV. Shares purchased through registered broker-dealers may incur a transaction fee.

     The Fund's Shepherd Class shares are continuously offered through Cullum & Burks Securities, Inc. (the "Distributor"), the Fund's distributor, which is located at 13355 Noel Road, Suite 1300, Dallas, Texas 75240, phone number (888) 786-1212. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") who are acting as securities dealers ("dealers") and through NASD members or eligible non-NASD members who are acting as brokers or agents for investors (`brokers"). Purchases are effective at the next determined net asset value after the purchase order and accompanying payment of the public offering price for shares are received by the Fund (except as described below under "Investment by Telephone"). Brokers and dealers are responsible for promptly transmitting orders to the Distributor. The Fund reserves the right to suspend or terminate the continuous public offering at any time and without prior notice. The minimum initial and subsequent investments are $1,000 and $100, respectively (inclusive of the applicable sales charge). In its discretion, the Fund may allow investments for less than the minimum amounts. In the case of purchases through the Automatic

Investment  Plan  (see  "Automatic   Investment   Plan"),  the  minimum  initial
investment will be automatically waived, subject to initial and subsequent monthly investment minimums of $100.

     All orders to purchase shares are subject to acceptance by the Fund, are not binding until so accepted, and are subject to ultimate collection of funds. The Fund ordinarily will not open an account unless the tax identification or social security number of the beneficial owner has been provided on the application to the Fund or is otherwise certified by the authorized dealer through which an account may be opened. The Fund may decline to accept a purchase order when in the judgment of management the acceptance of an order is not in the best interest of existing Fund shareholders.

     AUTOMATIC INVESTMENT PLAN. By completing the Automatic Investment Plan section of the application, you may authorize the Fund to debit your bank account for the periodic purchase of Shepherd Class shares on or about the 5th or 20th day of each month. Automatic investments are subject to the minimum investment of $100 per month and are unrestricted as to the permitted maximum. You will receive confirmation of automatic investments after the end of each calendar quarter.

     INVESTMENT BY TELEPHONE. The Fund will, at its discretion, accept purchase orders for Shepherd Class shares from existing shareholders by telephone, although not accompanied by payment of the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered in this way must be received by the Fund's transfer agent within three business days after receipt of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or by overnight delivery. If payment is not received on time, the Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. Telephone purchase orders may not exceed four times the value of an account on the date the order is placed (shares previously purchased by telephone are included in computing such value only if payment has been received).

     Stock certificates for shares are ordinarily not issued, because they are unnecessary and complicate redemption of shares.

     The Fund does not directly sponsor any retirement plans. However, shareholders may fund their own self-directed IRA or other qualified plan with Ameritor Security Trust shares. You should contact the Adviser for specific plan documentation and any additional information you may require. You should also consult your tax adviser before investing.

                            REDEMPTION OF FUND SHARES
                            -------------------------

     REDEMPTIONS BY MAIL. Shareholders of the Fund may require the Fund to redeem their Shepherd Class Shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption request by the Fund. To redeem shares, the shareholder must send to the transfer agent at Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229,
(800) 628 4077, a written redemption request, together with any outstanding certificates representing the shares to be redeemed, endorsed by the registered owner or owners, with signatures guaranteed, if required. If no certificates have been issued for the shares to be redeemed, a written request for redemption signed by the registered owner or owners of such shares must be sent to the Fund. Signature guarantees are not required for redemptions of $10,000 or less, so long as payment is to be sent to the shareholder of record at the address of record. A signature guarantee will be required if the redemption proceeds (regardless of amount) are being made payable other than exactly as registered; are being mailed to an address other than the address of record; or are being mailed to an address which has been changed within 30 days of the redemption request. All required guarantees of signatures must be made by a national or state bank, by a member firm of a national stock exchange or by a member of the Medallion Signature Guarantee Program. If shares are held of record in the name of a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption will be required before the request for redemption is accepted, including redemptions under $10,000. For additional information, shareholders may call the Fund's transfer agent at (800) 628 4077.

     REDEMPTIONS BY TELEPHONE. All shareholders have telephone transaction privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the transfer agent at Fund Services, Inc., 1500 Forest Avenue, Suite 111,Richmond, Virginia 23229. The telephone redemption option is not available for shares held in retirement accounts sponsored by the Fund. Redemption requests may be made by telephoning the Fund at (800) 628 4077. To receive the net asset value for a specific day, a telephone redemption request must be received before the close of the New York Stock Exchange on that day. As discussed above, the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption proceeds: exceed $10,000; are being made payable other than exactly as registered; are being mailed to an address other than the address of record; or are being mailed to an address which has been changed within 30 days of the redemption request.

     All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the Fund and its transfer agent may require the shareholder placing the order to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent assumes responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the foregoing procedures. The transfer agent may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.

     In times of extreme economic or market conditions, redeeming shares by telephone may be difficult. The Fund may terminate or modify the procedures concerning the telephone redemption at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Fund may, at its own risk, waive certain of the redemption requirements described in the preceding paragraphs.

     PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by check and generally will be mailed within seven days after receipt by the Fund of a properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within seven days following the request for redemption.

     The value of Fund shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's net assets at the time of redemption. Redemption proceeds are sent regular first class mail, or can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20 service charge. A shareholder can pay the $20 by check or simply request that the charge be deducted from his account or the proceeds of such redemption. The transfer agent can only provide this service when mailing to street addresses.

     A shareholder may request that payment for redeemed shares of the Fund be made by wire transfer. Shareholders may elect to use this service on the account application or by providing the Fund with a signature guaranteed letter requesting this service and designating the bank to receive all wire transfers.

     A shareholder may change the predesignated bank of record by providing the Fund with written signature guaranteed instructions. Wire transfers are subject to a $1,000 minimum and a $100,000 maximum limitation. Redemption proceeds paid by wire transfer will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. There is a $15 fee for each wire payment for shares redeemed by the Fund.

     If shares have been purchased by check or other means that are subject to final collection, the Fund does not make redemption proceeds available until such purchase has cleared the shareholder's bank, which could take up to 15 days or more. In addition to the foregoing restrictions, no redemption payment can be made for shares that have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares will be priced at the net asset value next determined after receipt of the request.

     Redemption may be suspended or payment postponed during any period in which the Exchange is closed (except on weekends or customary holidays) or trading on the Exchange is restricted, or during periods of an emergency or other periods during which the Securities and Exchange Commission permits such suspension.

     REINVESTMENT PRIVILEGE. An investor who has redeemed all or part of his Shepherd Class shares of the Fund may reinvest in Shepherd Class shares all or part of the redemption proceeds, without a sales charge, if he sends a written request to the Fund or its transfer agent not more than 30 days after his shares were redeemed. The redemption proceeds will be so reinvested on the basis of the net asset value of the shares in effect immediately after receipt of the written request. This reinvestment privilege may be exercised only once by an investor upon redemption of his Shepherd Class shares. Any gain recognized as a result of such redemption will be taxable; if redemption resulted in a loss and reinvestment is made in Shepherd Class shares of the Fund, the loss will not be recognized.

     SMALL ACCOUNTS - To eliminate the cost of maintaining small accounts, the Transfer Agent may close an account upon 30 days' written notice to the shareholder when the net asset value of the shares in the account is less than $100 as a result of redemptions. Involuntary redemption may be avoided if additional funds are added to the account during the 30-day period.

     EXCHANGE PRIVILEGE. By telephoning the Fund at (800) 628 4077, or writing to Shepherd Class's transfer agent at Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, any shareholder may exchange, without charge, any or all of his Shepherd Class shares in the Fund for Shepherd Class shares of Ameritor Investment Fund ("Investment Fund"), an open-end management investment company advised by the Adviser or for shares of Shepherd Large Cap Growth Fund, an open-end management investment company distributed by the Distributor. Exchanges may be made only if the fund you are exchanging into is registered in your state of residence. This exchange privilege does not constitute an offering or recommendation of any fund by the Fund or its transfer agent. The Distributor is compensated for services it performs for Shepherd Class shares of Investment Fund and for Shepherd Large Cap Growth Fund.

     It is a shareholder's responsibility to obtain and read the prospectus for the Shepherd Class shares of Investment Fund and/or for the Shepherd Large Cap Growth Fund. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of such prospectus. You may make up to one exchange out of the Fund during the calendar month and four exchanges out of the Fund during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. See "Redemption of Shares - Redemptions by Telephone" for procedures for telephone transactions.

     Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

     All exchanges out of the Fund are subject to the minimum and subsequent investment requirements of Security Trust. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Funds nor their transfer agents or advisor, assumes responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "Redemption of Shares - Redemptions by Telephone" for
procedures for telephone transactions. All shareholders have telephone transaction privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to Shepherd Class's transfer agent at Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, (800) 628 4077.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

     Income dividends, if any, will be paid at least annually and capital gains distributions, if any, will be made at least annually. All income dividends and all capital gains distributions payable on shares of the Fund will be reinvested in additional Shepherd Class shares at the net asset value in effect on the dividend or distribution record date. Shepherd Class's sales charge will not apply to shares purchased through reinvested dividends and distributions. Shareholders may, at any time, elect to receive their distributions in cash by writing to Shepherd Class's transfer agent at Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA, 23229.

     If you buy shares just before the Fund deducts a distribution, you will pay the full price for the shares and then receive a portion of your investment as a taxable distribution.

     Any dividend or distribution check which cannot be delivered by the U.S. Postal Service or remains uncashed for a period of 180 days may be reinvested in the shareholder's account at the then current NAV. No interest accrues on amounts represented by uncashed checks.

                           TAX STATUS AND CONSEQUENCES
                           ---------------------------

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify, the Fund must, among other things, distribute to shareholders substantially all of its net investment income each year. The Fund will not be taxed on the amounts it distributes, however, shareholders will generally be taxed regardless of whether distributions are received in cash or reinvested in additional Fund shares. Dividends derived from net investment income and distributions of net short-term capital gains are taxable as ordinary income. Distributions that the Fund designates as capital gain distributions will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their Fund shares. The Fund expects that its distributions will consist primarily of capital gains.

     A distribution declared in October, November, or December with a record date in such month and paid in January of the following year will be treated as if it were paid on December 31 in the year in which it was declared. In addition, if a shareholder holds shares for not more than 6 months and during that time receives a distribution taxable as a capital gain, any loss realized on the sale of those shares during that period would be a long-term capital loss to the extent of such distribution.

     Redemption or resale of shares of the Fund is a taxable transaction for federal income tax purposes. Redeeming shareholders recognize gain or loss in an amount equal to the difference between their basis in such redeemed shares of the Fund and the amount received. If such shares are held as a capital asset, the gain or loss is a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized on shares held for six months or less is be treated as long-term capital loss to the extent of any amounts received by the shareholder as capital gains dividends with respect to such shares.

     Exchanging Shepherd Class shares of the Fund for Shepherd Class shares of Ameritor Investment Fund is treated as selling Fund shares. Any gain on such sale may be subject to Federal income tax.

     Special rules apply for federal income tax purposes if the Fund makes a distribution of its assets in kind (which could be a liquidating distribution from the Fund or a non-liquidating distribution). Other special tax rules apply if the Fund makes a distribution of its shares or rights to acquire its shares to its shareholders with respect to their Fund shares. No such distributions are contemplated currently by the Fund so an explanation of these rules is beyond the scope of this discussion.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her, where such amounts are treated as income from U.S. sources under the Code.

     Shareholders will be advised annually as to the federal tax status of income dividends and capital gain distributions made by the Fund during the preceding year.

     To avoid being subject to a 31% federal withholding tax on dividends, capital gains and proceeds of redemption, shareholders must furnish the Fund with their taxpayer identification number and certify in writing that the number furnished is correct and that they are not subject to backup withholding. The appropriate number may be furnished and certified on the application to purchase Fund shares or on IRS Form W-9. To avoid the additional expense and burden of withholding taxes on dividends, the Fund may involuntarily redeem any accounts for which certified taxpayer identification numbers have not been furnished within 60 days of the initial purchase of shares in those accounts. Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by any applicable treaty.

     In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions from the Fund. Shareholders should consult their own tax advisors with respect to the tax status of distributions from the Fund in their own state and localities. For more information on taxation, see the section entitled "Taxation of the Fund" in the Statement of Additional Information.

                            DISTRIBUTION ARRANGEMENTS
                            -------------------------

     The Fund has two classes of shares: Class 1 and Shepherd Class shares. The classes represent interests in the same portfolio of investments. They are identical in almost all respects, except Shepherd Class shares charge a front-end sales charge of 4.75% of the public offering price (4.99% of the net amount invested) and pay a 12b-1 fee of 0.25%. In addition, both classes have the same voting rights, except that only Shepherd Class shareholders would vote on matters affecting that class's 12b-1 plan. This prospectus offers only Shepherd Class shares; Class 1 shares are more fully described in a separate prospectus.

     SHEPHERD CLASS SALES CHARGE. The 4.75% sales charge applies to purchases of less than $100,000. Sales charges are reduced on purchases of $100,000 or more as follows:

                                          SALES CHARGES AS A PERCENTAGE OF:

                                          PUBLIC OFFERING            NET AMOUNT
AMOUNT OF INVESTMENT                      PRICE                      INVESTED
--------------------                      -----                      --------

$100,000 but less than $250,000           3.75%                      3.90%
$250,000 but less than $500,000           2.75%                      2.83%
$500,000 but less than $1,000,000         2.25%                      2.30%
$1,000,000 or more                        None                       None

     The above scale is applicable to purchases of Shepherd Class shares of the Fund made at one time by any "purchaser", which includes: (i) an individual, his spouse and children under the age of 21, and (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account (including pension, profit-sharing and other employee benefit trusts qualified under Section 401 of the Internal Revenue Code of 1986) although more than one beneficiary is involved. The above scale is also applicable to purchases of Shepherd Class shares of the Fund made at one time by clients of the same registered investment adviser, provided each purchaser seeking to aggregate purchases for purposes of the above scale sets forth the name of such registered investment adviser where provided in the account application.

     Shepherd Class shares of the Fund may be sold at net asset value per share without a sales charge under certain limited circumstances described in the Statement of Additional Information under the heading "Purchase and Pricing of Shares--Certain Purchasers".

     LETTER OF INTENT. The above scale also is applicable to aggregate purchases of $100,000 or more (excluding any reinvestment of dividends and capital gains distributions) made by a purchaser, as defined above, within a 13-month period pursuant to a Letter of Intent. For example, a person who signs a Letter of Intent providing for a total investment in Fund shares of $100,000 over a 13-month period would be charged at the 3.75% sales charge rate with respect to all purchases during that period. Should the amount actually purchased during the 13-month period be more or less than that indicated in the Letter, an adjustment in the sales charge will be made. A purchase not made pursuant to a Letter of Intent may be included thereunder if the Letter is signed within 90 days of such purchase. Any shareholder may also obtain the reduced sales charge by including the value (at the current offering price) of all his shares in the Fund held of record as of the date of his Letter of Intent as a credit toward determining the applicable scale of sales charge for the shares to be purchased under the Letter of Intent.

     By signing a Letter of Intent, an investor authorizes the transfer agent to restrict shares having a purchase price of 4.75% of the minimum dollar amount specified in the Letter of Intent; that is, these shares cannot be redeemed by the shareholder until the Letter of Intent is satisfied or the additional sales charges have been paid. These shares can be redeemed by the Fund to adjust the sales charge that might result from a difference in the amount intended to be invested from the amount actually invested. In any retroactive reduction in sale charge, the amount of the reduction either will be delivered to the shareholder or invested in additional shares at the lower charge, as directed by the shareholder. A Letter of Intent is not a binding obligation upon the investor to purchase, nor the Fund to sell, the full amount indicated.

     RIGHT OF ACCUMULATION. The above scale also applies to current purchases of Shepherd Class shares of the Fund by a purchaser, as defined above, where the aggregate quantity of Shepherd Class shares of the Fund previously purchased or acquired and then owned, determined at the current net asset value at the time of the subsequent purchase, plus the shares being purchased, amount to $100,000 or more, provided the Distributor is notified by such person or his dealer each time a purchase is made which would so qualify.

     The right of accumulation privilege is also available to clients of the same registered investment adviser, provided each purchaser seeking to aggregate purchases for purposes of the above scale sets forth the name of such registered investment adviser where provided in the Account Application.

INVESTMENTS BY TAX-SHELTERED RETIREMENT PLANS. Shepherd Class shares of the Fund are available for purchase in connection with certain types of retirement plans, including:

     o    Individual Retirement Accounts (IRAs) for individuals.
     o    Simplified Employee Pension Plans (SEPs) for employees.
     o    Qualified plans for self-employed individuals.
     o    Qualified corporate pension and profit-sharing plans for employees.

     The purchase of Shepherd Class shares of the Fund may be limited by the plans' provisions; the Fund itself does not establish such plans. Shareholders considering purchasing any Fund shares in connection with a retirement plan should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the shareholder.

                                 RULE 12B-1 PLAN
                                 ---------------

     Shepherd Class has adopted a 12b-1 plan (the "Plan") under rule 12b-1 of the Investment Company Act of 1940. The Plan allows Shepherd Class to pay out of its assets a service fee at the annual rate of 0.25% of its average daily net assets. The service fee is paid to broker-dealers who sell Shepherd Class shares. Because Shepherd Class will pay 12b-1 fees out of its assets on an ongoing basis, over time, these 12b-1 fees will increase the cost of investment in Shepherd Class and may eventually cost more than other types of sales charges.

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The financial highlights table is intended to help you understand the financial performance of Class 1 shares for the past 5 years. Class 1 shares are not currently offered for sale. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class 1 shares (assuming reinvestment of all dividends and other distributions). The financial information for the 1998 and 1999 fiscal years has been audited by Reznick Fedder and Silverman PC. The financial information for the 2000, 2001 and 2002 fiscal years has been audited by Tait, Weller, and Baker, independent auditors, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report, which is available upon request. The annual report is available upon request by calling toll free 1-800-424-8570.

                                                                 Class 1 Shares
                                                           For the years ended June 30
-----------------------------------------------------------------------------------------------------------
                                        2002           2001           2000           1999           1998
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
Per Share Operating
Performance:
-----------------------------------------------------------------------------------------------------------
     Net asset value, beginning
     of period                       $     0.70     $     1.71     $     1.35     $     0.93     $     0.76
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
     Net investment income
     (loss)                               (0.07)         (0.07)         (0.19)         (0.22)         (0.09)
-----------------------------------------------------------------------------------------------------------
     Capital gain distributions            0.00          (0.08)          0.00           0.00           0.00
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized
     gain (loss) on investments           (0.14)         (0.86)          0.55           0.64           0.26
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
     Total From Investment
     Operations                           (0.21)         (1.01)          0.36           0.42           0.17
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $     0.49     $     0.70     $     1.71     $     1.35     $     0.93
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data:
-----------------------------------------------------------------------------------------------------------
     Total Return                       (30.00)%       (56.10)%        26.67%         46.33%         21.40%
-----------------------------------------------------------------------------------------------------------
     Ratio of expenses to avg. net
     assets                              11.79%          6.08%          6.93%          7.24%          9.85%
-----------------------------------------------------------------------------------------------------------
     Ratio of net investment
     income (loss) to average
     net assets                         (11.14)%        (5.63)%        (6.61)%        (6.76)%        (8.95)%
-----------------------------------------------------------------------------------------------------------
     Portfolio Turnover                    293%            22%            91%             0%            48%
     Net Assets, end of period
     (000s)                          $    1,517     $    2,426     $    6,185     $    5,169     $    3,903
-----------------------------------------------------------------------------------------------------------

     The Fund's Statement of Additional Information ("SAI"), dated October 31, 2002, contains additional information about the Fund and its investments. Information about the Fund's investments is also included in the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports to shareholders are available upon request and without charge, and you may also request other information and make general inquiries by contacting us as the numbers below.

By telephone:                       1-800-424-8570

By Mail:                            Ameritor Security Trust
                                    4400 MacArthur Boulevard, N.W.
                                    Suite 301
                                    Washington D.C. 20007

By E-mail                           afc@ameritor.com
                                    ----------------

On the Internet:                    www.ameritor.com


     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other information are available on the SEC's EDGAR database on its internet site at http://www.sec.gov. In addition, copies of documents may be obtained, after paying a duplicating fee, by sending an electronic request to the following e-mail address: publicinfo@sec.org, or by writing to the following address: Securities and Exchange Commission, Public Reference Section, Washington, D.C., 20549-0102.

The Fund's Investment Company Act File Number is 811-00018.

--------------------------------------------------------------------------------

                           THE AMERITOR SECURITY TRUST

                            Class 1 Shares Prospectus

--------------------------------------------------------------------------------

                                October 31, 2002

--------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission and the Securities and Exchange Commission has not determined if this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                        Page No.
                                                                        --------

--------------------------------------------------------------------------------
Investment Objective, Principal Investment Strategies,
  and Principal Risks. . . . . . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Risk/Return Bar Chart and Table  . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Fees and Expenses of the Fund. . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Management, Organization, and Capital Structure. . . . . . . . . . . . .
--------------------------------------------------------------------------------
Shareholder Information. . . . . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Purchase of Fund Shares
--------------------------------------------------------------------------------
Redemption of Fund Shares. . . . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Dividends and Distributions. . . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Tax Status and Consequences. . . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .
--------------------------------------------------------------------------------

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS
   --------------------------------------------------------------------------

INVESTMENT OBJECTIVE: growth of capital. The Fund's investment objective may be changed by a vote of the Trustees of the Fund at any time without a vote of the shareholders of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:
--------------------------------

     The Fund invests primarily in the equity securities of small capitalization companies, which the Adviser defines as companies with market capitalizations of $2 billion and less at the time they are purchased. The Adviser seeks companies which, in its opinion, have expanding operating and earnings momentum, offer the potential for growth of capital, and meet the Fund's investment and social criteria. In selecting securities for the Fund, the Adviser looks for companies in the early stages of a period of accelerating operating and earnings momentum. Operating and earnings momentum, according to the Adviser, is derived from a market imbalance between supply and demand. The Adviser will focus on companies whose pricing power, short-term execution and trends are expanding within a current market cycle.

     The Adviser uses a combination of technical and fundamental analysis to guide its investments. Technical factors considered by the Adviser include: a company's strength relative to the market and its annual reports and quarterly press releases, and analyst's reports and industry research. Fundamental factors considered by the Adviser include: concentration in an industry and an industry's capacity for growth, capital investment, pricing, inventory/sales, and gross profit trend.

     The Adviser has adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. To that end, the Fund's Adviser uses a "values-based" non-financial investment analysis intended to specifically seek out companies that support positive values such as the respect for human life and dignity, responsible management, and environmental stewardship. The Fund also seeks to identify and invest in those companies that support traditional pro-family values.

     The Fund seeks to avoid investing in companies that the Adviser determines to be engaged in or to be making charitable contributions to the pornography, gambling, alcohol, tobacco, or abortion industries, as well as companies that make contributions to political organizations that undermine traditional American family values. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve the Adviser's subjective judgment. The Board of Trustees may change any social criteria without shareholder approval.

     The Adviser sells securities that it considers to be in the late stages of an operating or earnings cycle, or if the issuing company engages in activities that are inconsistent with the Adviser's social screen.

     In response to unfavorable market, economic, political or other conditions, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include (i) high-grade debt securities of all types,
(ii) U.S. Government securities, and (iii) repurchase agreements. If the Fund invests substantially in such instruments, the Fund may not be pursuing its principal investment strategies and the Fund may not achieve its investment objective.

                                 PRINCIPAL RISKS
                                 ---------------

     There is no assurance that the Fund will meet its investment objective; investors could lose money by investing in the Fund.

     GENERAL. The Fund will normally have substantially all of its assets invested in equity securities (e.g., common stocks), thereby subjecting the Fund to all of the risks of investing in the stock market. It is impossible for the Adviser to predict future movement of the stock market or of the economy as a whole. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The Fund may experience a substantial or complete loss on an individual stock.

     In addition, the Fund is not restricted in the investment vehicles and techniques that it may use, some of which are highly specialized and involve significant risks. Therefore, it is not designed for investors seeking safety, liquidity, preservation of capital, or current income, and should not be used for short-term trading. The Fund is intended to serve as one component of an investment program designed to accumulate assets for retirement, college tuition, or other long-term goals.

     STOCKS. The value of equity securities fluctuates daily and is affected by developments in the stock market and the economy generally, political and regulatory changes, and changes in the financial condition of an issuer. Regulatory changes that affect only a certain sector of the economy may drive down the price of stocks issued within that sector. If the Fund is heavily invested in that particular sector, the value of its portfolio would decrease.

     NON-DIVERSIFIED STATUS. Because the Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, a significant percentage of the Fund's assets may be invested in the securities of a single issuer. Therefore, the value of the Fund's portfolio may be more affected by a single economic, political, or regulatory event than would the portfolio of a more diversified fund.

     SMALL COMPANY STOCKS. Investing in the securities of smaller companies involves special risks. Among other things, the prices of securities of small companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

     In addition, it is anticipated that some of the Fund's portfolio securities may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

     Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small companies have limited or untested product lines, limited markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise, or vice versa.

     INVESTMENT RESTRICTIONS. The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with its values-based principles.

     Investing in accordance with the Adviser's values-based non-financial investment analysis may limit the investment opportunities available to the Fund more than is customary for other mutual funds. The Fund may have to forego attractive investment opportunities to remain consistent with its view of values-based principles. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments. Furthermore, if subsequent to an investment the Adviser determines the security is inconsistent with values-based principles, the Fund may have to divest the securities at a disadvantageous time, which may have an adverse impact on the Fund's performance. By reason of such principles, the Fund's investments will be limited generally to equity securities held outright, or "long" positions, with substantially all of the Fund's investments at risk to the market.

                         RISK/RETURN BAR CHART AND TABLE
                         -------------------------------

     The bar chart and table shown below provide an indication of the risks of investing in Class 1 of the Fund by showing (on a calendar year basis) changes in Class 1's annual total return from year to year and by showing (on a calendar year basis) how the Class 1's average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund may perform in the future. In March 2002, the Fund changed its primary investments from the equity securities of growth companies to the equity securities of small capitalization companies. In May 2002, the Adviser adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. Class 1 shares are not currently offered for sale.

                           Year to Year Total Returns (as of December 31) - Class 1 Shares
                           ---------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
   60%                                                                          59.46
                                                                                 XXX
-------------------------------------------------------------------------------------------------------------------------
   50%                                                                           XXX
                                                                                 XXX
-------------------------------------------------------------------------------------------------------------------------
   40%                                                                           XXX       41.53
                                                                                 XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   30%                                                                           XXX        XXX
                                                                                 XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   20%                                                                           XXX        XXX
                                                         15.38                   XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   10%        5.63      10.67                             XXX                    XXX        XXX
              XXX        XXX                              XXX                    XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
    0                               XXX        XXX                    XXX                              XXX        XXX
                                    XXX       -1.52                  -1.33                             XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   -10%                             XXX                                                                XXX        XXX
                                    XXX                                                                XXX        XXX
-------------------------------------------------------------------------------------------------------------------------
   -20%                           -20.48                                                               XXX        XXX
                                                                                                     -28.95       XXX
-------------------------------------------------------------------------------------------------------------------------
   -30%                                                                                                           XXX
                                                                                                                  XXX
-------------------------------------------------------------------------------------------------------------------------
   -40%                                                                                                           XXX
                                                                                                                  XXX
-------------------------------------------------------------------------------------------------------------------------
   -50%                                                                                                         -50.45
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
              1992      1993       1994       1995        1996       1997        1998       1999      2000       2001
-------------------------------------------------------------------------------------------------------------------------

o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 13.27% (quarter ended June 30, 1998).

o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was -24.24% (quarter ended March 31, 2001).

o The year-to-date return as of the most recent calendar quarter was 8.33% (quarter ended September 30, 2002).

                   AVERAGE ANNUAL TOTAL RETURNS -CLASS 1 ONLY

(For the periods ended December 31, 2001)

                                                   1 year          5 years         10 years
                                                   ------          -------         --------
Return Before Taxes                                (50.45)%        (1.99)%         (1.87)%

Return after Taxes on Distributions                (50.45)%        (2.24)%         (2.00)%

Return after Taxes on Distributions and Sale of    (30.72)%        (1.25)%         (1.31)%
Fund Shares

S&P 500 Index* (reflects no deduction for fees,    (11.89)%        10.71%          12.95%
expenses or taxes)

*The S&P 500 Index is the Standard & Poor's Composite Stock Price Index of 500 Stocks and is a widely recognized unmanaged index of common stock prices.

The returns shown above include the effect of reinvesting dividends and capital gains. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Because actual after-tax returns depend on a shareholder's tax situation, returns may vary from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          Fees And Expenses Of The Fund
                          -----------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold Class 1 shares of the Fund. Class 1 shares are not currently offered for sale.

       -------------------------------------------------------------------------
                                                                         Class 1
       -------------------------------------------------------------------------
       SHAREHOLDER FEES (fees paid directly from your investment)
       -------------------------------------------------------------------------
       Redemption Fee (1)                                                 None
       -------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets) as a Percentage of Average Net Assets

       -------------------------------------------------------------------------
                                                                         Class 1
       -------------------------------------------------------------------------
       Management Fees                                                    1.00%
       -------------------------------------------------------------------------
       Distribution and Service (12b-1) Fee                               None
       -------------------------------------------------------------------------
       Other Expenses                                                    10.79%
       -------------------------------------------------------------------------
       Total Annual Fund Operating Expenses                              11.79%
       -------------------------------------------------------------------------

(1) The Fund imposes a service charge on wire redemptions of less than $5,000.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                          1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
         Class 1          $1,139         $3,190          $4,972         $8,471
--------------------------------------------------------------------------------

                 MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE
                 -----------------------------------------------

INVESTMENT ADVISER
------------------

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation which has its principal offices at 4400 MacArthur Boulevard, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Adviser has principally engaged in the business of providing continuous investment supervision for the Fund and other investment companies. Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees.

     Paul Dietrich of Nye, Parnell & Emerson Capital Management ("Nye Parnell") serves as a consultant to the Adviser since 2000 and is primarily responsible for the day-to-day management of the Fund's portfolio. Since 1999, Mr. Dietrich has been the Chairman, Managing Director and Chief Investment Officer of Nye Parnell, 1630 Duke Street, Suite 200, Alexandria, Virginia, 22314. In addition, he has been President of Eton Court Asset Management Ltd. since 1989. In 1995, Mr. Dietrich founded Meridian Emerging Markets, Ltd., a provider of global emerging markets company financial information. He is also an international corporate attorney and was formerly associated with two Washington, DC law firms.

     As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. For the fiscal year ended June 30, 2002, the Fund paid the Adviser a fee equal to 1.00% of the Fund's average net assets. The Adviser also receives certain other fees, which are described in the Statement of Additional Information.

ORGANIZATION AND CAPITAL STRUCTURE
----------------------------------

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding two classes of shares of beneficial interest:
(i) Class 1 shares, which are not currently offered, and (ii) Shepherd Class shares, which are currently offered through a separate prospectus. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions paid by the Fund, and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares, except that, pursuant to the Trust Indenture, fractional shares do not have the right to vote. Matters that require a shareholder vote and pertain to only one class of shares, such as approval of a 12b-1 plan, will be voted on by only the shareholders of the affected class. Shareholders of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of the Fund shall be subject to any liability to any person in connection with the property or affairs of the Fund.

     In addition, the governing documents of the Fund contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds including: (a) trustees hold office for a term of unlimited duration; (b) shareholders are entitled to vote for or against any amendments to the Trust Indenture, only in very limited circumstances; (c) shareholders are not entitled to vote for or against a termination of the Fund; and (d) except as otherwise required by law, shareholders may call special meetings only upon a vote of 90% of the outstanding shares. Shareholders of the Fund have certain rights with respect to removal of Trustees. Under these provisions, Trustees may be removed only by declaration, by a vote of two-thirds of the Fund's outstanding shares, or by a vote of 90% of the remaining Trustees. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Trustees shall also render assistance to shareholders in accordance with Section 16c of the 1940 Act.

     Please refer to the Fund's SAI for a general discussion of additional material provisions of the Restated Trust Indenture of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

     Class 1's net asset value per share ("NAV") is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) only on days when the New York Stock Exchange is open for business. The New York Stock Exchange is open for business Monday through Friday, and closed on weekends and certain holidays. Fund shares are bought and sold at the NAV next calculated after the buy or sell order is placed. Although the identical procedure is used to calculate each class's NAV, the NAVs will differ because of distribution and other variable expenses that are allocated to each class.

     Class 1's NAV is computed by dividing the value of that class's net assets (i.e., the value of the class's assets less its liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV. Securities traded on foreign exchanges may experience price fluctuations on days that the Fund is not open for business. Therefore, the Fund's NAV per share and the value of shareholder accounts may change on days that shareholders are unable to purchase or redeem shares.

                             PURCHASE OF FUND SHARES
                             -----------------------

     Currently, the Fund is not accepting new subscriptions for Class 1 shares. In the future, the Fund may offer Class 1 shares at NAV without payment of any sales charge or commission when purchases are made directly from the Fund. Shares purchased through registered broker-dealers may incur a transaction fee. Shepherd Class shares are offered through a separate prospectus.

     Stock certificates for shares are ordinarily not issued, because they are unnecessary and complicate redemption of shares.

                            REDEMPTION OF FUND SHARES
                            -------------------------

     Shareholders may redeem their shares at any time by following the procedures set forth herein. Shares will be redeemed at the NAV next calculated after the request has been received in good order. The proceeds are paid by check within five business days after receipt of a redemption request.

     ACCOUNTS WITHOUT SHARE CERTIFICATES - A written and signed request (all joint owners must sign) stating the amount to be withdrawn must be made to Ameritor Financial Corporation, 4400 MacArthur Blvd NW, Suite 301, Washington, D.C. 20007. Written requests for redemptions over $1,000 must be accompanied by a "signature guarantee." Signature guarantees shall be accepted from all eligible guarantor institutions, which include domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     INSTANT LIQUIDITY (BY TELEPHONE) - If you have authorized telephone withdrawals on your Investment Application, you may withdraw any amount by telephone by calling 1-(800)-424-8570 on any business day. Telephone instructions from any person representing himself or herself to be you or your representative, and believed by Ameritor Financial Corporation, as Transfer Agent for the Fund, to be genuine will be acted upon. The Fund or the Transfer Agent will not be liable for executing unauthorized instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

     ACCOUNTS WITH SHARE CERTIFICATES - The signed share certificates (all joint owners must sign) together with a "signature guarantee" from an eligible guarantor institution (see "Accounts without share Certificates," above) and a written request that the certificates be redeemed, must be submitted to. Ameritor Financial Corporation, 4400 MacArthur Blvd., N.W., Suite 310, Washington, D.C. 20007.

     Requests  for  redemption  by  corporations,   executors,   administrators,
trustees or guardians may require further documentation.

     The proceeds of redemptions are paid by check within five business days after receipt of a request for redemption that complies with the procedures set forth above. Proceeds may also be wired to a bank or trust company if wire transfers have been previously authorized on the

Investment Application. The fee for a wire transfer under $5,000 is $15. Also, there may be a charge if a shareholder uses a broker-dealer to repurchase the Fund's shares.

     The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; or (b) as permitted by the SEC.

     SMALL ACCOUNTS - To eliminate the cost of maintaining small accounts, the Transfer Agent may close an account upon 30 days' written notice to the shareholder when the NAV of the shares in the account is less than $100 as a result of redemptions. Involuntary redemption may be avoided if additional funds are added to the account during the 30-day period.

     SYSTEMATIC WITHDRAWAL PLAN. The Fund has a Systematic Withdrawal Plan under which shareholders whose account balance is at least $5,000 (at current NAV) may receive a fixed distribution amount at monthly intervals by redeeming a portion of their Class 1 shares equal to the specified dollar amounts on a monthly basis. The Transfer Agent will redeem the number of shares equal in value to the specified withdrawal amount. Systematic withdrawals are processed on the twenty-fifth day of the month. Shareholders who wish to exercise this election should request, complete, and return the Systematic Withdrawal Application.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

     Income dividends, if any, will be paid at least annually and capital gains distributions, if any, will be made at least annually. Unless an election to the contrary is made in writing to the Fund at 4400 MacArthur Boulevard, Suite 301, NW, Washington, D.C. 20007, all income dividends and all capital gains distributions payable on shares of the Fund will be reinvested in additional shares of the same class at the NAV in effect on the dividend or distribution record date.

     If you buy shares just before the Fund deducts a distribution, you will pay the full price for the shares and then receive a portion of your investment as a taxable distribution.

     Any dividend or distribution check which cannot be delivered by the U.S. Postal Service or remains uncashed for a period of 180 days may be reinvested in the shareholder's account at the then current NAV. No interest accrues on amounts represented by uncashed checks.

                           TAX STATUS AND CONSEQUENCES
                           ---------------------------

     The Fund has qualified and intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify, the Fund must, among other things, distribute to shareholders substantially all of its net investment income each year. The Fund will not be taxed on the amounts it distributes, however, shareholders will generally be taxed regardless of whether distributions are received in cash or reinvested in additional Fund shares. Dividends derived from net investment income and distributions of net short-term capital gains are taxable as ordinary income. Distributions that the Fund designates as capital gain distributions will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their Fund shares. The Fund expects that its distributions will consist primarily of capital gains.

     A distribution declared in October, November, or December with a record date in such month and paid in January of the following year will be treated as if it were paid on December 31 in the year in which it was declared. In addition, if a shareholder holds shares for not more than 6 months and during that time receives a distribution taxable as a capital gain, any loss realized on the sale of those shares during that period would be a long-term capital loss to the extent of such distribution.

     Redemption or resale of shares of the Fund is a taxable transaction for federal income tax purposes. Redeeming shareholders recognize gain or loss in an amount equal to the difference between their basis in such redeemed shares of the Fund and the amount received. If such shares are held as a capital asset, the gain or loss is a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized on shares held for six months or less is be treated as long-term capital loss to the extent of any amounts received by the shareholder as capital gains dividends with respect to such shares.

     Special rules apply for federal income tax purposes if the Fund makes a distribution of its assets in kind (which could be a liquidating distribution from the Fund or a non-liquidating distribution). Other special tax rules apply if the Fund makes a distribution of its shares or rights to acquire its shares to its shareholders with respect to their Fund shares. No such distributions are contemplated currently by the Fund so an explanation of these rules is beyond the scope of this discussion.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her, where such amounts are treated as income from U.S. sources under the Code.

     Shareholders will be advised annually as to the federal tax status of income dividends and capital gain distributions made by the Fund during the preceding year.

     To avoid being subject to a 31% federal withholding tax on dividends, capital gains and proceeds of redemption, shareholders must furnish the Fund with their taxpayer identification number and certify in writing that the number furnished is correct and that they are not subject to backup withholding. The appropriate number may be furnished and certified on the application to purchase Fund shares or on IRS Form W-9. To avoid the additional expense and burden of withholding taxes on dividends, the Fund may involuntarily redeem any accounts for which certified taxpayer identification numbers have not been furnished within 60 days of the initial purchase of shares in those accounts. Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by any applicable treaty.

     In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions from the Fund. Shareholders should consult their own tax advisors with respect to the tax status of distributions from the Fund in their own state and localities. For more information on taxation, see the section entitled "Taxation of the Fund" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The financial highlights table is intended to help you understand the financial performance of Class 1 shares for the past 5 years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class 1 shares (assuming reinvestment of all dividends and other distributions). The financial information for the 1998 and 1999 fiscal years has been audited by Reznick Fedder and Silverman PC. The financial information for the 2000, 2001 and 2002 fiscal years has been audited by Tait, Weller, and Baker, independent auditors, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report, which is available upon request. The annual report is available upon request by calling toll free 1-800-424-8570.

                                                                 Class 1 Shares
                                                           For the years ended June 30
-----------------------------------------------------------------------------------------------------------
                                        2002           2001           2000           1999           1998
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
Per Share Operating
Performance:
-----------------------------------------------------------------------------------------------------------
     Net asset value, beginning
     of period                       $     0.70     $     1.71     $     1.35     $     0.93     $     0.76
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
     Net investment income
     (loss)                               (0.07)         (0.07)         (0.19)         (0.22)         (0.09)
-----------------------------------------------------------------------------------------------------------
     Capital gain distributions            0.00          (0.08)          0.00           0.00           0.00
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized
     gain (loss) on investments           (0.14)         (0.86)          0.55           0.64           0.26
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
     Total From Investment
     Operations                           (0.21)         (1.01)          0.36           0.42           0.17
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $     0.49     $     0.70     $     1.71     $     1.35     $     0.93
                                     ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data:
-----------------------------------------------------------------------------------------------------------
     Total Return                       (30.00)%       (56.10)%        26.67%         46.33%         21.40%
-----------------------------------------------------------------------------------------------------------
     Ratio of expenses to avg. net
     assets                              11.79%          6.08%          6.93%          7.24%          9.85%
-----------------------------------------------------------------------------------------------------------
     Ratio of net investment
     income (loss) to average
     net assets                         (11.14)%        (5.63)%        (6.61)%        (6.76)%        (8.95)%
-----------------------------------------------------------------------------------------------------------
     Portfolio Turnover                    293%            22%            91%             0%            48%
     Net Assets, end of period
     (000s)                          $    1,517     $    2,426     $    6,185     $    5,169     $    3,903
-----------------------------------------------------------------------------------------------------------

     The Fund's Statement of Additional Information ("SAI"), dated October 31, 2002, contains additional information about the Fund and its investments. Information about the Fund's investments is also included in the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports to shareholders are available upon request and without charge, and you may also request other information and make general inquiries by contacting us as the numbers below.

By telephone:                       1-800-424-8570

By Mail:                            Ameritor Security Trust
                                    4400 MacArthur Boulevard, N.W.
                                    Suite 301
                                    Washington D.C. 20007

By E-mail                           afc@ameritor.com

On the Internet:                    www.ameritor.com

     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other information are available on the SEC's EDGAR database on its internet site at http://www.sec.gov. In addition, copies of documents may be obtained, after paying a duplicating fee, by sending an electronic request to the following e-mail address: publicinfo@sec.org, or by writing to the following address: Securities and Exchange Commission, Public Reference Section, Washington, D.C., 20549-0102.

The Fund's Investment Company Act File Number is 811-00018.

                             AMERITOR SECURITY TRUST

                                 Class 1 Shares
                              Shepherd Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION
                                October 31, 2002

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectuses, each dated October 31, 2002, which have been filed with the Securities and Exchange Commission. The Fund's financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the Fund's annual report to shareholders. Copies of the Fund's prospectuses or the annual report are available without charge by writing to Ameritor Security Trust, 4400 MacArthur Boulevard, Suite 301, Washington, D.C. 20007-2521 or by calling 1-800-424-8570.

                                TABLE OF CONTENTS

Fund History
Description of the Fund and its Investments and Risks
  The Fund
  Investment Restrictions
  Investment Strategies and Risks
  Temporary Defensive Positions
  Portfolio Turnover
Management of the Fund
  Responsibilities of the Board of Trustees
  Trustees and Officers
  Compensation
  Code of Ethics
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
  Investment Adviser; Services Provided
  Distribution and Service Plan
  Principal Underwriter
  Custodian
  Independent Accountant
Brokerage Allocation and Other Practices.
  Brokerage Transactions and Selection
Description of Fund Shares
Purchase and Pricing of Shares
  Purchase of Fund Shares
  Certain Purchasers
  Dealer Reallowance
  Offering Price of Fund Shares
Taxation of the Fund
Calculation of Performance Data
Financial Statements

                                  FUND HISTORY

     The Ameritor Security Trust, originally named Steadman Associated Fund, was first organized as a Delaware corporation on December 23, 1939. On January 14, 1998, its name was changed to Steadman Security Trust, and on September 23, 1998, its name was changed to Ameritor Security Trust. It now exists as a common law trust organized under the laws of the District of Columbia pursuant an amended Trust Indenture dated October 2001. Shares of the Fund have not been continuously offered. The Fund has two classes of shares: Class 1 and Shepherd Class. Currently, only Shepherd Class shares are offered. Under normal circumstances, shares of the Fund may be redeemed at any time, without charge by the Fund, at their net asset value.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

THE FUND

     The Fund is a non-diversified, open-end investment company. The Fund is registered under the Investment Company Act of 1940, as amended (hereinafter referred to as the 1940 Act).

INVESTMENT RESTRICTIONS

     The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the Prospectus. The Fund has adopted certain fundamental investment limitations that cannot be changed except by a vote of its shareholders. The following are all of the Fund's fundamental investment limitations:

     ISSUANCE OF SENIOR SECURITIES. The Fund, as an open-end, management investment company registered under the 1940 Act, is prohibited from issuing senior securities.

     BORROWING. The Fund may borrow from banks for investment purposes in an amount not to exceed 33 1/3% of the value of the Fund's total assets, less its liabilities other than such borrowings. The 1940 Act requires that the Fund maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.

     CONCENTRATION POLICY. The Fund will not invest 25% or more of the value of its total assets in any one industry, as determined by standard industry classification codes. However, the Fund is not obligated to sell excess securities when securities of a given industry come to constitute 25% or more of the value of the Fund's total assets by reason of changes in value of either the concentrated securities or other securities.

     UNDERWRITING. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

     REAL ESTATE. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     COMMODITIES.  The  Fund  may not  purchase  or sell  physical  commodities;
however, this policy shall not prevent the Fund from purchasing or selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floor, collars and other financial instruments.

     LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this restriction does not apply to purchases of debt securities or repurchase agreements.

     The fundamental investment limitations of the Fund may be changed only by a "vote of a majority of the outstanding voting securities" of the Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

INVESTMENT STRATEGIES AND RISKS

     The Fund may employ several investment strategies, including but not limited to:

     BORROWING. The Fund may borrow for investment purposes although it currently does not intend to do so. This speculative type of borrowing, known as leveraging, generally will be unsecured (except to the extent the Fund enters into reverse repurchase agreements described below). Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     FOREIGN SECURITIES. The Fund may invest in foreign securities, although it does not currently intend to invest in any foreign securities except American Depository Receipts ("ADRs"), described below. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

     The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in liability to the purchaser.

     The Fund may also invest in ADRs. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the Fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The Fund may also invest in Global Depository Receipts ("GDRs"), which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

     DEBT SECURITIES. The Fund may invest in debt securities although it currently does not intend to do so. The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

     PORTFOLIO LENDING. The Fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to sell securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements.

     REPURCHASE AGREEMENTS. When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Fund will enter into repurchase agreements only with financial institutions determined by the Fund's adviser to present minimal risk of default during the term of the agreement.

     Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited.

     When the Fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

TEMPORARY DEFENSIVE POSITIONS

     In response to unfavorable market, economic, political or other conditions, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include: (i) high-grade debt securities of all types, (ii) U.S. Government securities, and (iii) repurchase agreements.

PORTFOLIO TURNOVER

     For the fiscal years ended June 30, 2002 and June 30, 2001, the Fund's portfolio turnover rate was 293% and 22% respectively. The Fund's portfolio turnover rate will increase during periods of market transition as occurred during the fiscal year ended June 30, 2002. In addition, during the fiscal year ended June 30, 2002, the Fund changed its investment policies, which resulted in a relatively high portfolio turnover rate. It is currently anticipated that the portfolio turnover will be greater than 100% during the current year.

                             MANAGEMENT OF THE FUND

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     Pursuant to the Trust Indenture of the Fund, the Trustees possess full, exclusive and absolute power, control and authority over the Fund property and the business of the Fund to the same extent as if the Trustees were the sole and absolute owners of the Fund property and business in their own right. This authority is exercised free from any power or control on the part of the shareholders of the Fund, except as may be required by law. The Trustees may also delegate certain functions as may be permitted by the Trust Indenture.

     Richard Ellison and James Schwartz serve on the Board's audit committee. The Audit Committee is responsible for selecting an independent auditor to audit the Fund's financial statements. The Audit Committee met one time during the last fiscal year.

TRUSTEES AND OFFICERS

     The following table sets forth certain information concerning the Trustees and officers of the Fund.

---------------------------------------------------------------------------------------------------------------------------------
           (1)                   (2)             (3)                 (4)                      (5)                   (6)
---------------------------------------------------------------------------------------------------------------------------------
  Name, Address, and Age     Position(s)       Term of     Principal Occupation(s)   Number of Portfolios   Other Directorships
                            Held with Fund   Office and      During Past 5 Years        in Fund Complex       Held by Trustee
                                              Length of                               Overseen by Trustee
                                             Time Served
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Richard P. Ellison          Non-interested  3 years          President and Chief                2             Potomac Group
1410 Coventry Lane          Trustee         served           Executive Officer of                             Homes; Boat
Alexandria VA 22304                         Term is for      Intervest Financial                              America
Age 71                                      life.            Corp.
---------------------------------------------------------------------------------------------------------------------------------
James I. Schwartz           Non-interested  5 months         Retired President of               2             None
1480 Pennfield Circle       Trustee         served           Capital City Savings
Silver Spring, MD 20906                     Term is for      & Loan and Schwartz &
Age 75                                      life.            Co. (homebuilder)
---------------------------------------------------------------------------------------------------------------------------------

                                       6

---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND
OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Carole S. Kinney (1)(2)     Trustee,        3 years        Chairman of the Board               2            None
8020 Thornley Court         Secretary,      served         of Ameritor Financial
Bethesda, MD 20817          and Chair-man   Term is for    Corporation since 1998
Age 56                      of the Fund     life.
---------------------------------------------------------------------------------------------------------------------------------
Jerome Kinney (2)           President       3 years        Founder and President,                           None
8020 Thornley Court                         served         Jerome F. Kinney
Bethesda, MD 20817                          Term=1 year    Company (builder);
Age 72                                                     President and CEO,
                                                           Ameritor Financial
                                                           Corporation
---------------------------------------------------------------------------------------------------------------------------------

(1) Because Ms. Kinney is an officer of the Fund and controls the Adviser, she is an interested person of the Fund as defined by Section 2(a)(19) of the Investment Company Act.

(2) Carole Kinney and Jerome Kinney are related by marriage.

     In addition, Ms. Kinney is a Trustee and the Chairman and Secretary of Ameritor Investment Fund, an investment company also advised by the Adviser. She is the sole shareholder of United Securities Inc., a Maryland corporation which owns all of the voting stock of the Adviser.

     The table below shows the range of each Trustee's holdings in the Fund and his or her aggregate holdings in the Fund and Ameritor Investment Fund as of June 30, 2002.

-------------------------------------------------------------------------------------------------------------
                (1)                                  (2)                                 (3)
-------------------------------------------------------------------------------------------------------------
          Name of Trustee             Dollar Range of Equity Securities    Aggregate Dollar Range of Equity
                                                 in the Fund                 Securities in All Registered
                                                                           Investment Companies Overseen by
                                                                           Trustee in Family of Investment
                                                                                      Companies
-------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Richard P. Ellison                    $0                                  $0
-------------------------------------------------------------------------------------------------------------
James I. Schwartz                     $0                                  $0
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
Carole S. Kinney                      $1-$10,000                          $1-$10,000
-------------------------------------------------------------------------------------------------------------

COMPENSATION

     The following table sets forth the compensation of the members of the Board of Trustees for the fiscal year ended June 30, 2002. Independent Trustees are paid $500 per regular, quarterly meeting attended plus reimbursement for certain expenses of attending the meeting. No officer received compensation from the Fund exceeding $60,000. The

Fund, Ameritor Investment Fund, and Ameritor Financial Corporation do not provide any pension or retirement benefits.

------------------------------------------------------------------------------------------------------
                 (1)                             (2)                             (3)
------------------------------------------------------------------------------------------------------
      NAME OF PERSON, POSITION          AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM THE FUND
                                            FROM THE FUND         AND FUND COMPLEX PAID TO TRUSTEES(1)
------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
W. MARK CRAIN (2)                                 $0                              $0
Former Non-Interested Trustee
------------------------------------------------------------------------------------------------------
RICHARD P. ELLISON                              $2,100                          $4,200
Non-interested Trustee
------------------------------------------------------------------------------------------------------
RICHARD O. HAASE (2)                              $0                              $0
Former Non-interested Trustee
------------------------------------------------------------------------------------------------------
JAMES I. SCHWARTZ (3)                             $0                              $0
Non-interested Trustee
------------------------------------------------------------------------------------------------------
JOHN T. TURNER (2)                                $0                              $0
Former Non-interested Trustee
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------
CAROLE S. KINNEY                                  $0                              $0
Trustee and Secretary of the Fund
------------------------------------------------------------------------------------------------------

(1) Includes compensation for serving on the Boards of Trustees of the Fund, as well as the Ameritor Industry Fund, which was deregistered on November 20, 2001, and the Ameritor Investment Fund.
(2) Messrs. Crain and Haase, and Mr. Turner, resigned as trustees of the Fund effective August, 2001 and October, 2001, respectively.
(3) Mr. Schwartz became a member of the Board of Trustees of the Fund and the Ameritor Investment Fund on May 30, 2002.

CODE OF ETHICS

     The Fund and the Adviser each have adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the Fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of October 1, 2002, no person owned of record, or to the knowledge of the Fund, beneficially owned, 5% or more of the then outstanding shares of the Fund. Furthermore, no person has exerted himself or herself as a party in control of the Fund and there has been no adjudication under section 2(a)(9) of the 1940 Act that control exists.

     As of October 1, 2002, the Trustees and officers of the Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER; SERVICES PROVIDED

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation (the "Adviser"), which has its principal offices at 4400 MacArthur Blvd, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney, who, therefore, is an affiliate of and controls the Adviser. Carole Kinney serves as the Secretary and an interested Trustee of the Fund.

     Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. The advisory fee is higher than that paid by many other investment companies.

     All historical Fund expenses disclosed in this section represent amounts paid by Class 1 shares. Amounts to be paid by Shepherd Class will vary. Class 1 shares paid investment advisory fees during the last three fiscal years as follows:

Years Ended June 30           Advisory Fee
-------------------           ------------

2002                          $18,106
2001                          $43,088
2000                          $57,658

     The Advisory Agreement also provides that the Fund will pay all of its ordinary expenses of operation except those that are excepted, which include, but are not limited to, the following: (i) the expenses of maintaining its own books of accounts; (ii) the expenses of its custodian, the transfer agent and dividend disbursing agent; (iii) the expenses of computing the daily net asset value of the shares; (iv) the fees and expenses of the Trustees including, contrary to most other funds, the fees of those Trustees who also may be directors of the Adviser or its subsidiary corporation; (v) the expenses of meetings of shareholders; (vi) the expenses of printing and mailing of all shareholder reports and other required reports and documents provided shareholders, including the cost of printing and mailing prospectuses to shareholders; (vii) taxes of any kind assessed against the Fund; (viii) interest and commissions; (ix) Securities and Exchange Commission registration fees; (x) state registration fees; (xi) the expenses of Trust existence; (xii) all or part of the salaries of the Fund officers and other employees who also may be directors or officers or employees of the Adviser or its subsidiaries; (xiii) the fees of auditors; (xiv) the fees of legal counsel; (xv) travel, entertainment, publication, telephone, telegraph, office space rent; and (xvi) all other ordinary expenses of operation. The Fund also will pay all extraordinary expenses of whatever kind unless such expenses have been specifically assumed by the adviser.

     As of the date of this Statement of Additional Information, the Fund began offering a second class of shares, Shepherd Class. Beginning on that date, each class of the Fund bears its pro rata share of the fee payable to the Adviser.

     When determining whether to approve the Advisory Agreement, the Trustees, including the independent Trustees, considered several factors. These factors included, but were not limited to: (1) the Adviser's past performance; (2) the quality of the investment and research services provided to the Fund; (3) any economies of scale to be achieved if the Adviser used the research and analysis compiled for its other clients to make investment decisions for the Fund; (4) the fee charged by the Adviser in relation to the scope and quality of services it provides and compared to the fee charged by advisers to comparable funds; and
(5) the depth of the Adviser's investment and research capabilities.

     In addition to the investment advisory fee, pursuant to the Trust Indenture, the Adviser receives fees from the Fund for the performance of transfer agency and dividend disbursing services, on behalf of its Class 1 shares. The fee for such services is computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     Pursuant to arrangements with the Fund, the Adviser provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, the Adviser receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The aggregate fees for the aforementioned administration services shall not be less than $4,500 per month. For the fiscal year ended June 30, 2002, the Adviser received $54,000 pursuant to this arrangement.

     As of June 2002, the Fund entered into an agreement with Commonwealth Fund Accounting ("Commonwealth") to provide accounting services to the Fund. Pursuant to the Accounting Services Agreement, Commonwealth maintains the Fund's books and records and accounting controls, calculates the Fund's net asset value, and assists in preparation of tax returns and calculation of dividends and distributions (if any).

     TRANSFER AGENT. On behalf of its Shepherd Class shares, the Fund has entered into a transfer agent agreement dated June 2002 with Fund Services, Inc. ("Fund Services"). Pursuant to the agreement, Fund Services records the transfer, issuance and redemption of Shepherd Class shares of the Fund; transfers such shares; disburses dividends and other distributions to shareholders; mails shareholder information; and receives and responds to various shareholder inquiries. The Fund, out of its Shepherd Class assets, pays all costs associated with such services performed by Fund Services.

     Paul Dietrich serves as a consultant to the Adviser and is primarily responsible for day-to-day management of the Fund's portfolio. Mr. Dietrich is the Chairman, Managing Director and Chief Investment Officer of Nye, Parnell & Emerson Capital Management, an investment adviser registered with the Securities and Exchange Commission. The

Adviser compensates Mr. Dietrich monthly on the basis of average net assets (based on 1/2 of 1% of net assets per year). For the fiscal year ended June 30, 2002, the Adviser paid Mr. Dietrich consulting fees of $9,050.80.

DISTRIBUTION AND SERVICE PLAN

     On behalf of Shepherd Class shares, the Fund has adopted a distribution and service plan under rule 12b-1 of the Investment Company Act of 1940 (the "Plan"). Under rule 12b-1, the Fund may not directly or indirectly finance the distribution of its shares except pursuant to a written plan. Under the Plan, the Fund will pay brokers who sell Shepherd Class shares a service fee at the annual rate of 0.25% of the Shepherd Class's average daily net assets.

PRINCIPAL UNDERWRITER

     The principal underwriter for the Shepherd Class shares of the Fund is Cullum & Burks Securities, Inc. ("Cullum & Burks"), 13355 Noel Road, Suite 1300, Dallas, Texas, 75240. As principal underwriter, Cullum & Burks is responsible for entering into and supervising the administration of selling agreements with broker-dealers who sell Shepherd Class shares.

CUSTODIAN

     The Fund's custodian is First Southwest Company, 1700 Pacific Avenue, Suite 500, Dallas, Texas 75201. The custodian maintains safekeeping of the assets of the Fund.

INDEPENDENT ACCOUNTANT

     The Fund's accountant is Tait, Weller & Baker, Suite 800, 8 Penn Center Plaza, Philadelphia, Pennsylvania 19103. As independent accountant, Tait, Weller & Baker performs the annual audit of the Fund's financial statements, and prepares the Fund's tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS AND SELECTION

     The Adviser makes decisions as to buying and selling investment securities, subject to supervision by the Fund's Board of Trustees. It is the practice of the Fund to seek the most favorable prices and execution of orders for the purchase or sale of portfolio securities, taking into consideration the facilities and services of a particular broker or dealer. Subject to these considerations, the Fund has entered into an exclusive distribution agreement with Cullum & Burks on behalf of its Shepherd Class shares. Pursuant to the distribution agreement, Cullum & Burks will enter into selling contracts with several broker-dealers to sell Shepherd Class shares. The Fund has agreed to place all of its portfolio trades with Cullum & Burks at a cost of $0.10 per share. The Fund's

Board of Trustees reviewed the Fund's historical brokerage fees and compared them to what the Fund would have paid under the agreement with Cullum & Burks. The Trustees concluded that, assuming a continuation of the Fund's historical trading patterns, the brokerage fees that it will pay to Cullum & Burks should be comparable to the historical fees it has paid to other brokers. In addition, the Trustees considered that Cullum & Burks has agreed to compensate the Fund's custodian for the services it provides to the Fund, and considered further Cullum & Burks' reliability, the quality of its execution services on a continuing basis, its financial condition, and research services provided, if any.

     Research services include written and oral advice; analyses and reports concerning issuers, industries, securities, markets, economic factors and trends; and portfolio strategy. The Fund has been informed that allocating brokerage to obtain statistical, investment, research, or quotation services will assist the Adviser in providing to the Fund more thorough and complete advisory material. In addition, the Adviser may use this information to assist it in making investment decisions for its other advisory clients. Although such services may tend to reduce the expenses of the Adviser in rendering investment advice to the Fund, the value of the services is not determinable.

     The Adviser, acting on behalf of the Fund, is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage or research services. The Adviser and the Trustees consider such brokerage allocation to be consistent with the Fund's brokerage policy.

     The following table sets forth the amount of brokerage commissions paid by the Fund for the periods indicated.

                       For the fiscal years ended June 30,

--------------------------------------------------------------------------------
                                    2002             2001              2000
--------------------------------------------------------------------------------
Brokerage Commissions              $16,369          $6,090            $17,517
--------------------------------------------------------------------------------

                           DESCRIPTION OF FUND SHARES

         The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding two classes of shares of beneficial interest: Class 1 and Shepherd Class. Each class of shares represents an interest in the same portfolio of securities. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of such Fund in the event of liquidation. However, a class of shares will have exclusive voting rights on matters that affect only that class, such as approving a 12b-1 plan. Fractional shares have the same rights proportionately as do full shares, except that fractional shares do not have voting rights. Shares of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of any Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund. The shares of the Fund are not subject to mandatory redemption and or subject to a sinking fund.

     As interpreted by the staff of the Securities and Exchange Commission, the 1940 Act provides shareholders of the Fund with certain rights with respect to removal of Trustees. Under these provisions, shareholders may remove one or more Trustees by declaration or vote of two-thirds of the Fund's outstanding shares. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Fund will comply with these procedures.

     The Trust Indenture of the Fund provides that there shall not be cumulative voting by shareholders for the election of Trustees. The absence of cumulative voting rights means that holders of a majority of the shares voted at a meeting of shareholders may, if they so choose, elect all Trustees to be selected, thus precluding minority shareholder representation among the Trustees. Other than a provision of the Act requiring every shareholder to have equal voting power, no provision of the Act requires cumulative voting.

     Finally, a provision of the Trust Indenture of the Fund permits the Trustees to limit the amount of Fund shares owned at any one time by any one person to 5% of Fund shares. This provision allows the Trustees to prevent a person from becoming an affiliated person within the meaning of Section 2 of the 1940 Act. There is no provision of the Act that limits the percentage ownership one person may have in an open-end investment company.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF FUND SHARES

     Only Shepherd Class shares of the Fund are currently offered to the public. As stated in the Prospectus, Shepherd Class shares of the Fund can be purchased through broker-dealers who have sales agreements with the Fund's Distributor, Cullum & Burks. These shares are sold at the net asset value per share as determined at the close of business of the New York Stock Exchange next occurring after the purchase order is received and accepted by the Fund plus the applicable sales charge. The Prospectus contains detailed information about the purchase of shares and purchase plans that result in the reduction of Shepherd Class's front-end sales charge.

Certain Purchasers

     Purchases of the Fund's Shepherd Class shares at net asset value, without sales load, may be made by the following persons: (a) nondealer assisted (or assisted only by the Distributor) tax-exempt entities (including pension and profit sharing plans), (b) nondealer assisted (or assisted only by the Distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee, (c) nondealer assisted (or assisted only by the Distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers, (d) a registered investment adviser purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifying the Fund and its Distributor of such arrangement, (e) any current or retired Officer, Director or employee, or any member of the immediate family of such person, of the Fund, Adviser, Distributor, or any affiliated company thereof, (f) the Fund's Adviser, Distributor, or any affiliated company thereof, (g) any employee benefit plan established for employees of the Adviser, Distributor, or its affiliates, (h) advisory clients of the Adviser, (i) registered representatives and their spouses and minor children and employees of broker-dealers that have entered into sales agreements with the Distributor, (j) for-fee clients of investment advisers registered under the Investment Advisers Act of 1940, who have for-fee clients, and who have directed their for-fee clients to the Fund,
(k) shareholders of the Fund solely with respect to their reinvestment of dividends and distributions from the Fund, (l) shares exchanged in accordance with the Fund's exchange privilege, (m) consultants to the Adviser of the Fund, their employees and pension, profit sharing and retirement plans for those employees, (n) pension, profit sharing and retirement plans for employees of Trustees and employees of business entities owned and controlled by Trustees of the Fund, (o) sales to broker-dealers who conduct their business with their customers principally through the Internet or on a discount basis and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund, (p) sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage fees, and (q) investors who participate in certain broker-dealer wrap accounts or similar fee based programs. In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

Dealer Reallowance

     The following table sets forth the amount of dealer reallowance of the sales charge as a percentage of the public offering price of the Fund's shares:

                                            SALES             DEALER
AMOUNT OF INVESTMENT                        CHARGES           REALLOWANCE

Less than $100,000                          4.75%             4.00%
$100,000 but less than $250,000             3.75%             3.00%
$250,000 but less than $500,000             2.75%             2.25%
$500,000 but less than $1,000,000           2.25%             2.00%
$1,000,000 or more                          None              None

     From time to time, the Distributor may reallow up to the entire amount of the applicable sales charge, as shown in the above table, to selected dealers and brokers who sell Shepherd Class shares of the Fund. During periods when substantially the entire sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Fund receives the entire net asset value of all shares sold. The Distributor retains the sales charge from which it allows discounts from the applicable public offering price to dealers and brokers which are uniform for all dealers and brokers in the United States and its territories. The Distributor may also pay amounts equal to the applicable reallowance, as shown in the above table, to selected institutions to compensate such institutions for their services in connection with the purchase of Fund shares and servicing of shareholder accounts.

OFFERING PRICE OF FUND SHARES

     Fund shares are bought and sold at the net asset value next calculated after the buy or sell order is placed, plus any applicable sales load for purchases of Shepherd Class shares of the Fund. (Currently, Class 1 shares of the Fund are not offered to the public, but current Class 1 shareholders may redeem their shares.) Each class's net asset value per share is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York Time) on days when the New York Stock Exchange is open for business. It is computed by dividing the value of net assets (i.e., the value of the assets less liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value.

                              TAXATION OF THE FUND

     The Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (2) the Fund's investments must satisfy certain diversification requirements. In any year during which the applicable provisions of the Code are satisfied, the Fund will not be liable for Federal income tax on net income and gains that are distributed to its shareholders. If for any taxable year the Fund does not qualify for treatment as a RIC, all of its taxable income would be taxed at corporate rates and shareholders would treat all distributions as dividends (that is, ordinary income).

     The Fund's dividends are allocated, pro rata, to each class of shares. A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     A loss on the sale of Fund shares that were held for six months or less will be treated as a long term (rather than a short term) capital loss to the extent the seller received any capital gain distributions attributable to those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or any other distribution the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Any dividend or other distribution will have the effect of reducing the net asset value of a class's shares on the payment date by the amount thereof. Furthermore, any such dividend or other distribution, although similar in effect to a return of capital, will be subject to taxes. Dividends and other distributions may also be subject to state and local taxes.

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the Fund do not qualify for the dividends-received deduction.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year an amount equal to the sum of (1) 98% of its ordinary income, (2) 98% of its capital gain net income (determined on an October 31 fiscal year basis), plus (3) generally, income and gain not distributed or subject to corporate tax in the prior calendar year. The Fund intends to avoid imposition of the Excise Tax by making adequate distributions.

     Under the federal income tax law, the Fund is required to report to the Internal Revenue Service all dividend distributions. Under the backup withholding provisions, all distributions by the Fund may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under federal income tax laws. If the withholding provisions are applicable, any such distributions will be reduced by the amounts required to be withheld. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion of Federal tax consequences is based on the tax law in effect on the date of this Statement of Additional Information, which is subject to change by legislative, judicial, or administrative action. The Fund may be subject to state or local tax in jurisdictions in which it may be deemed to be doing business.

                         CALCULATION OF PERFORMANCE DATA

     Each class of the Fund will calculate its total rate of return for certain periods by determining the average annual compounded rates of return over these periods that would cause an investment of $10,000 (with all dividends and distributions reinvested) to reach the value of that investment at the end of the periods. Each class may also calculate total rates of return, which represent aggregate performance over a period or year-by-year performance.

     The table below shows the average annual total returns for Class 1 shares. Performance of Shepherd Class shares will vary.

                  Average Annual Total Returns - Class 1 Shares
                  ---------------------------------------------

--------------------------------------------------------------------------------
For the periods ended June 30, 2002           1-year        5-year       10-year
--------------------------------------------------------------------------------
Without Taxes                                (30.00)%      (7.17)%       (1.83)%
--------------------------------------------------------------------------------
After Taxes on Distributions                 (30.00)%      (7.41)%       (1.96)%
--------------------------------------------------------------------------------
After Taxes on Distributions and Redemption  (18.27)%      (5.21)%       (1.25)%
--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

     On behalf of Class 1 Shares, the Statement of Assets and Liabilities as of June 30, 2002; the Statement of Operations for the year ended June 30, 2002; the Statement of Changes in Net Assets for the years ended June 30, 2002 and 2001; the Financial Highlights for the periods presented; the Notes to Financial Statements and the Report of Tait, Weller and Baker, the Fund's independent accountants, are included in the Fund's June 30, 2002 annual report, and are hereby incorporated by reference into this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

     (a) Declaration of Trust. Annotated and Amended and Restated Declaration of Trust Ameritor Security Trust dated October 17, 2001. (1)

     (b)  By-laws. Not applicable.

     (c) Instruments Defining Rights of Security Holders. Instruments defining the rights of security holders with respect to Ameritor Security Trust are contained in the Declaration of Trust. (1)

     (d) Investment Advisory Contract. Amended and Restated Investment Advisory Agreement between Ameritor Security Trust and Ameritor Financial Corporation dated February 28, 1984.

     (e) Underwriting Contract. Distribution Agreement on behalf of Shepherd Class shares between Cullum & Burks Securities, Inc. and Ameritor Security Trust -filed herewith.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g) Custodian Agreement. Form of Custodian Agreement between Ameritor Security Trust and First Southwest Company - filed herewith.

     (h) (1) Other Material Contracts. Transfer Agency and Services Agreement between Fund Services, Inc. and Ameritor Security Trust, with respect to Shepherd Class Shares. (2)

          (2) Other Material Contracts. Form of Accounting Services Agreement between Ameritor Security Trust and Commonwealth Fund Accounting. - filed herewith.

     (i) Legal Opinion. Legal opinion of The Law Offices of Stephanie A. Djinis -filed herewith.

     (j)  Other Opinions. Consent of Tait, Weller & Baker - filed herewith.

     (k)  Omitted Financial Statements. None.

     (l)  Initial Capital Agreements. None.

     (m)  Rule 12b-1 Plan with respect to Shepherd Class shares. (2)

     (n)  Rule 18f-3 Plan. (2)

     (o)  Reserved.

     (p) Code of Ethics of Ameritor Financial Corporation, Ameritor Industry Fund (which has been deregistered), Ameritor Investment Fund and Ameritor Security Trust. (1)

(1)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
     Post-Effective Amendment No. 18 to the Registration Statement of Ameritor Security Trust, SEC file No. 811-00018, filed October 31, 2001.

(2)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
     Post-Effective Amendment No. 20 to the Registration Statement of Ameritor Security Trust, SEC file No. 811-00018, filed May 30, 2002.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None.

ITEM 25.  INDEMNIFICATION

          Section 5.3 of the Annotated and Amended Declaration of Trust of Ameritor Security Trust (the "Trust Agreement"), provides that the Fund shall indemnify each of its Trustees, Advisors, officers, employees, and agents (including any person who serves at its request as director, officer, partner, trustee or the like of another organization in which the Fund has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines or penalties and as counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while acting as a Trustee or Advisor, or as an officer, employee, or agent of the Fund or the Trustees, as the case may be, or thereafter, by reason of his being or having been a Trustee, Advisor, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith or with willful misconduct or reckless disregard of his duties or gross negligence or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund, provided that as to any matter disposed of by a compromise payment, by such Trustee, Advisor, officer, employee or agent, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Fund by a majority of the disinterested Trustees or the Fund shall have received a written opinion of independent legal counsel to the effect that such Trustee, Advisor, officer, employee, or agent appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund. A provision of this section of the Trust Agreement also provides that the Trust Agreement is not the sole means of indemnification and that the Fund may indemnify persons as provided by applicable law.

The District of Columbia Code does not contain a provision relating to the indemnification of trustees, officers, employees, or agents of a trust. However, under general common law trust principles, a trustee is normally entitled to reimbursement from the trust for all necessary and reasonable expenditures made in the execution of the trust if the trustee acted in good faith for the benefit of the trust. However, under common law trust principles, property of the trust cannot be used to reimburse the trustee for losses or expenses incurred by the trustee, unless the trustee has exercised good faith and common prudence.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          The Investment Adviser provides transfer agency services with respect to Class 1 shares of the Fund.

          Carole S. Kinney, chairman of the Adviser, is the sole shareholder of United Securities, Inc., a Maryland corporation that owns all of the voting securities of the Adviser. The business address of United Securities, Inc. is 4400 MacArthur Blvd., NW, Suite 301, Washington, D.C., 20007.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) Cullum & Burks Securities, Inc. serves as the principal underwriter for Shepherd Large Cap Growth Fund, a series of Dominion Funds, Inc., and Shepherd Class shares of Ameritor Investment Fund.

     (b) The principal underwriter for Shepherd Class shares of the Fund is Cullum & Burks Securities, Inc., 13355 Noel Road, Suite 1300, Dallas Texas 75240. No director, officer, or partner of the principal underwriter holds any position or office with the Fund.

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, is maintained by the Ameritor Financial Corporation at 4400 MacArthur Blvd, #301, Washington D.C. 20007-2521.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington and the District of Columbia on the 30th day of October, 2002.

AMERITOR SECURITY TRUST


By: /s/ Carole S. Kinney
    --------------------
    Carole S. Kinney
    Secretary, Trustee

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the indicated capacities on October 30, 2002.

                                   /s/ Richard P. Ellison
                                   --------------------------
                                   Richard P. Ellison
                                   Trustee


                                   /s/ Carole S. Kinney
                                   --------------------------
                                   Carole S. Kinney
                                   Trustee

                                   /s/ James I. Schwartz
                                   --------------------------
                                   James I. Schwartz
                                   Trustee

                             Ameritor Security Trust

                                    Exhibits
                                    --------

--------------------------------------------------------------------------------
Exhibit 23(e) Distribution Agreement on behalf of Shepherd Class Shares between Cullum & Burks Securities, Inc. and Ameritor Security Trust
--------------------------------------------------------------------------------
Exhibit 23(g) Form of Custodian Agreement between Ameritor Security Trust and First Southwest Company
--------------------------------------------------------------------------------
Exhibit 23(h)(2) Form of Accounting Services Agreement between Ameritor Security Trust and Commonwealth Fund Accounting
--------------------------------------------------------------------------------
Exhibit 23(i)       Opinion and Consent of Counsel
--------------------------------------------------------------------------------
Exhibit 23(j)       Accountant's Consent
--------------------------------------------------------------------------------